Business Combinations - Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions											12 Months Ended
	Dec. 01, 2024 USD ($)	Oct. 01, 2024 USD ($)	Apr. 19, 2024 $ / £	Jan. 05, 2024 USD ($)	Dec. 14, 2023 $ / £	Dec. 01, 2023 USD ($)	Aug. 01, 2023 USD ($)	Jul. 01, 2023 USD ($)	Feb. 08, 2023 USD ($)	Feb. 01, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 01, 2023 EUR (€)
Fair value of identifiable net assets:
Bargain purchase gain											$ 0.0	$ 0.3	$ 71.6
Foreign exchange rate | $ / £			1.2446		1.23
Pinnacle
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 4.0
Fair value of identifiable net assets:
Intangible assets				1.5
Trade and other receivables				0.8
Trade and other payables				(0.8)
Total fair value of identifiable assets and liabilities				1.5
Goodwill				$ 2.5
Dropet
Disclosure of detailed information about business combination [line items]
Cash consideration		$ 2.0
Fair value of identifiable net assets:
Intangible assets		0.2
Total fair value of identifiable assets and liabilities		0.2
Goodwill		$ 1.8
ILS
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 5.3
Total consideration	5.3
Fair value of identifiable net assets:
Property, plant and equipment	0.1
Intangible assets	1.7
Right-of-use assets	0.2
Cash and cash equivalents	0.3
Trade and other receivables	1.1
Trade and other payables	(0.6)
Lease liabilities	(0.3)
Deferred tax liability	(0.3)
Total fair value of identifiable assets and liabilities	2.2
Goodwill	$ 3.1
OTCex
Disclosure of detailed information about business combination [line items]
Cash consideration										$ 59.6				€ 54.8
Contingent consideration										4.2
Total consideration										63.8
Fair value of identifiable net assets:
Property, plant and equipment										1.3
Intangible assets										1.7
Right-of-use assets										6.3
Cash and cash equivalents										29.8
Trade and other receivables										70.2
Trade and other payables										(51.7)
Lease liabilities										(6.3)
Taxes										(0.3)
Deferred tax liability										(0.2)
Total fair value of identifiable assets and liabilities										50.8
Goodwill										$ 13.0
Foreign exchange rate | $ / shares										1.0864
GMN
Disclosure of detailed information about business combination [line items]
Cash consideration								$ 3.4
Fair value of identifiable net assets:
Intangible assets								2.6
Cash and cash equivalents								1.9
Trade and other receivables								2.3
Trade and other payables								(3.4)
Deferred tax liability								(0.4)
Total fair value of identifiable assets and liabilities								3.0
Goodwill								$ 0.4
Eagle
Disclosure of detailed information about business combination [line items]
Cash consideration							$ 10.7
Fair value of identifiable net assets:
Intangible assets							5.2
Cash and cash equivalents							1.1
Trade and other receivables							2.0
Trade and other payables							(1.5)
Deferred tax liability							(1.4)
Total fair value of identifiable assets and liabilities							5.4
Goodwill							$ 5.3
Cowen
Disclosure of detailed information about business combination [line items]
Cash consideration						$ 94.7
Total consideration						106.3
Fair value of identifiable net assets:
Property, plant and equipment						0.1
Intangible assets						24.0
Derivative instruments – asset						14.0
Cash and cash equivalents						56.3
Trade and other receivables						803.5
Trade and other payables						(790.2)
Derivative instruments – liability						(14.0)
Deferred tax liability						(4.5)
Total fair value of identifiable assets and liabilities						89.2
Goodwill						$ 5.5
ED&F Man Capital Markets Hong Kong Limited
Disclosure of detailed information about business combination [line items]
Cash consideration									$ 1.9
Fair value of identifiable net assets:
Right-of-use assets									0.6
Cash and cash equivalents									2.2
Trade and other receivables									0.1
Trade and other payables									(0.2)
Lease liabilities									(0.5)
Total fair value of identifiable assets and liabilities									2.2
Bargain purchase gain									$ 0.3
HPC SA
Fair value of identifiable net assets:
Intangible assets										$ 1.0
OTCex LLC
Fair value of identifiable net assets:
Intangible assets										$ 0.7